Shareholder Report, Holdings (Details) - C000122237	Dec. 31, 2025
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
37045V100 | General Motors Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care002824100
Holdings [Line Items]
Percent of Total Investments	98.00%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%